Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 2,080	$ 1,176	$ 1,676
Finance receivables (Note 2)
Retail notes receivable	11,111	8,840	8,352
Wholesale notes receivable	4,238	4,368	2,783
Finance leases and installment sale contracts - Retail	13,589	12,436	12,481
Finance leases and installment sale contracts - Wholesale	643	425	459
Total gross finance receivables	29,581	26,069	24,075
Less: Unearned income	(998)	(944)	(969)
Less: Allowance for credit losses	(426)	(369)	(363)
Total net finance receivables	28,157	24,756	22,743
Notes receivable from Caterpillar (Note 12)	360	327	278
Equipment on operating leases, less accumulated depreciation (Note 3)	2,959	2,611	2,711
Deferred and refundable income taxes (Note 10)	115	159	202
Other assets	1,071	1,083	1,142
Total assets	34,742	30,112	28,752
Liabilities and stockholder's equity:
Payable to dealers and others	109	100	105
Payable to Caterpillar - other	85	67	54
Accrued expenses	267	292	303
Income taxes payable	70	60	90
Payable to Caterpillar – borrowings (Note 12)	208	0	600
Short-term borrowings (Note 6)	4,651	3,895	3,852
Current maturities of long-term debt (Note 7)	5,991	5,102	3,430
Long-term debt (Note 7)	19,086	16,529	15,932
Deferred income taxes and other liabilities (Note 10)	552	597	605
Total liabilities	31,019	26,642	24,971
Commitments and contingent liabilities (Note 9)
Common stock - $1 par value Authorized: 2,000 shares; Issued and outstanding: one share (at paid-in amount)	745	745	745
Additional paid-in capital	2	2	2
Retained earnings	2,694	2,512	2,734
Accumulated other comprehensive income/(loss)	176	116	217
Noncontrolling interests	106	95	83
Total stockholder's equity	3,723	3,470	3,781
Total liabilities and stockholder's equity	$ 34,742	$ 30,112	$ 28,752